CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net income for the period	$ 90,375	$ 14,354
Adjustments and items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	9,391	8,667
Fair value change losses (gains):
Investments-equity instruments	9	6,469
Investments-uranium	(134,180)	(29,422)
Investments-convertible debentures	(565)	0
Warrants on investment	0	(1,625)
Share purchase warrants liabilities	0	(20,337)
Joint venture-equity share of loss	4,400	2,887
Recognition of deferred revenue	(1,855)	(5,987)
Loss (gain) on property, plant and equipment disposals	(1,299)	25
Post-employment benefit payments	(105)	(95)
Reclamation obligation income statement adjustment	3,229	(4,126)
Reclamation obligation expenditures	(3,118)	(1,348)
Reclamation liability deposit from joint venture partner	99	0
Share-based compensation	3,746	3,736
Foreign exchange gain	(321)	(816)
Deferred income tax recovery	(2,343)	(2,269)
Change in non-cash operating working capital items	1,870	1,743
Net cash used in operating activities	(30,667)	(28,144)
INVESTING ACTIVITIES
(Decrease)/Increase in restricted cash and investments	(126)	896
Purchase of investment in joint venture	(2,385)	(800)
Purchase of investment-convertible debentures	(15,000)	0
Additions of property, plant and equipment	(3,234)	(6,869)
Proceeds on disposal of investment - uranium	19,901	0
Proceeds on disposal of property, plant and equipment	125	12
Net cash used in investing activities	(719)	(6,761)
FINANCING ACTIVITIES
Issuance of debt obligations	0	158
Repayment of debt obligations	(218)	(209)
Proceeds from share issues, net of issue costs	107,863	19,551
Proceeds from share options exercised	3,534	1,459
Net cash provided by financing activities	111,179	20,959
Increase/(Decrease) in cash and cash equivalents	79,793	(13,946)
Foreign exchange effect on cash and cash equivalents	346	863
Cash and cash equivalents, beginning of period	50,915	63,998
Cash and cash equivalents, end of period	$ 131,054	$ 50,915